Other Income or Expense, Net (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income or Expense, Net
Net gain on disposition of Radipolis		$ 4,547,029	$ 932,449
Net gain on disposition of investments				$ 627
Donations		(27,701)	(62,155)	(27,786)
Legal, financial, and accounting advisory and professional services		(683,311)	(534,448)	(353,937)
Accrued expense related to the disposal of the Content business and other net assets		(530,000)
Gain (loss) on disposition of property and equipment		45,921	57,949	(158,658)
Deferred compensation		(207,640)	(225,804)	(199,195)
Dismissal severance expense	$ (150,000)	(312,337)	(273,281)	(533,233)
Surcharges for payments of taxes of prior years		(400,641)
Impairment adjustments		(225,136)	(40,803)	(67,574)
Income for cash reimbursement received from Imagina			(167,619)
Interest income for recovered Asset Tax from prior years				139,995
Other, net		53,981	212,102	(116,826)
Total other income (expense)		2,388,008	233,628	$ (1,316,587)
OISE/OCEN
Other Income or Expense, Net
Net gain on disposition of investments		4,806,549
Radipolis
Other Income or Expense, Net
Net gain on disposition of Radipolis			$ 932,449
Other Businesses
Other Income or Expense, Net
Impairment adjustments		$ (97,293)